Cover	May 02, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 27, 2022, Enzo Biochem, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission. The Original Report reported that the Company’s certificate of incorporation, as amended (the “Amended and Restated Certificate of Incorporation”), and the Company’s amended and restated by-laws (the “Amended and Restated By-laws”) became effective on April 25, 2022. However, the Amended and Restated Certificate of Incorporation and the Amended and Restated By-laws did not become effective until the Amended and Restated Certificate of Incorporation was accepted by the New York Secretary of State on May 2, 2022. Accordingly, this Amendment No. 1 to the Original Report is being filed to revise the effective date of the Amended and Restated Certificate of Incorporation and the Amended and Restated By-laws to May 2, 2022. Other than the corrections described above, no other statement or information has been changed from those presented in the Original Report.
Document Period End Date	May 02, 2022
Current Fiscal Year End Date	--07-31
Entity File Number	001-09974
Entity Registrant Name	Enzo Biochem, Inc.
Entity Central Index Key	0000316253
Entity Tax Identification Number	13-2866202
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	527 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	583-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	ENZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false